FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

January 4, 2024

Filed Via EDGAR (CIK 0000805664)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Templeton Growth Fund, Inc.

File Nos. 033-09981 and 811-04892

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2023.

Very truly yours,

Templeton Growth Fund, Inc.

/s/NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:dm